ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities at December 31, 2012 and 2011 include the following:

	2012	2011
Accrued supplier expenses	$3,910	$1,070
Accrued series A convertible preferred dividends	894	537
Accrued interest payable	—	252
Deferred Datum acquisition consideration	—	760
Other	631	104
Total	$5,435	$2,723